Revenue and Related Matters - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset, after Allowance for Credit Loss	$ 0	$ 0